COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012 Lease obligations [Member]	Sep. 30, 2011 Lease obligations [Member]	Sep. 30, 2012 Columbus Project [Member]	Sep. 30, 2012 Red Mountain Project [Member]	Sep. 30, 2012 Standby Letters of Credit [Member]	Sep. 30, 2012 Consultant Bonus [Member]	Dec. 31, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member]	Nov. 30, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member]	Dec. 31, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member] Maximum [Member]	Nov. 30, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member] Maximum [Member]
Operating Leases, Rent Expense	$ 71,700	$ 71,700
Lease And Rental Expense Paid To DOSA Consulting	16,500
Net Smelter Return Royalty Percentage			5.00%	5.00%
Stand By Letter Of Credit Value					175,000
Certificates of Deposit, at Carrying Value					175,000
Required to pay of the total value of the letter of credit					2.00%
Contingent Consultant Bonus Cash Value						400,000
Contingent Consultant Bonus Number of Warrants						3,000,000
Contingent Consultant Bonus Exercise Price Of Warrants						0.9
Registration Payment Arrangement Cash Penalties of Subscription Proceeds							1.00%		6.00%
Registration Payment Arrangement, Maximum potential penalty								$ 1,900		$ 346,979